Trade and Other Payables	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Trade and Other Payables	Trade and Other Payables

	December 31, 2025	December 31, 2024
	$	$
Trade accounts payable and accruals	503.5	447.6
Employee and payroll liabilities	496.7	453.6
Other accrued liabilities	125.1	117.5
Trade and other payables	1,125.3	1,018.7